Intangible assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
License	$ 996,346	$ 996,346
Trademark	4,825	3,250
Total intangible assets	1,001,171	999,596
Less accumulated amortization	(149,452)	(49,817)
Intangible assets, net	$ 851,719	$ 949,779